General	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1 - GENERAL

A.	Description of Business

Microbot Medical Inc. (the “Company”) is a pre-clinical medical device company specializing in the research, design and development of next generation micro-robotics assisted medical technologies targeting the minimally invasive surgery space. The Company is primarily focused on leveraging its micro-robotic technologies with the goal of improving surgical outcomes for patients.

It was incorporated on August 2, 1988 in the State of Delaware under the name Cellular Transplants, Inc. The original Certificate of Incorporation was restated on February 14, 1992 to change the name of the Company to Cyto Therapeutics, Inc. On May 24, 2000, the Certificate of Incorporation as restated was further amended to change the name of the Company to StemCells, Inc.

On November 28, 2016, the Company consummated a transaction pursuant to an Agreement and Plan of Merger, dated August 15, 2016, with Microbot Medical Ltd., a private medical device company organized under the laws of the State of Israel (“Microbot Israel”), and C&RD Israel Ltd. (“Merger Sub”), an Israeli corporation and wholly-owned subsidiary of the Company, whereby Merger Sub merged with and into Microbot Israel and Microbot Israel surviving as a wholly-owned subsidiary of the Company (the “Merger”). Pursuant to the terms of the Merger, at the effective time of the Merger, each outstanding ordinary share of Microbot Israel capital stock was converted into the right to receive approximately 2.9 shares of the Company’s common stock, par value $0.01 per share, after giving effect to a one for nine reverse stock split (the “Reverse Stock Split”), for an aggregate of 1,788,884 shares (26,550,974 shares before the Reverse Split described below) of Company’s common Stock issued to the former Microbot Israel shareholders. In addition, all outstanding options to purchase the ordinary shares of Microbot Israel were assumed by the Company and converted into options to purchase an aggregate of 176,182 shares (2,614,916 shares before the Reverse Split) of the Company’s common stock. Additionally, the Company issued an aggregate of 7,802,639 restricted shares of its common stock or rights to receive the Company’s common stock, to certain advisers. On the same day and in connection with the Merger, the Company changed its name from StemCells, Inc. to Microbot Medical Inc. On November 29, 2016, the Company’s common stock began trading on the Nasdaq Capital Market under the symbol “MBOT”.

As a result of the Merger, Microbot Israel became a wholly owned subsidiary of the Company. The transaction between the Company and Microbot Israel was accounted for as a reverse recapitalization. As the shareholders of Microbot Israel received the largest ownership interest in the Company, Microbot Israel was determined to be the “accounting acquirer” in the reverse recapitalization. As a result, the historical financial statements of the Company were replaced with the historical financial statements of Microbot Israel. Unless indicated otherwise, pre-acquisition share, options and warrants data included in these financial statements is retroactively adjusted to reflect the Reverse Stock Split and the Merger.

Prior to the Merger, the Company was a biopharmaceutical company that conducted research, development, and commercialization of stem cell therapeutics and related technologies. The sale of substantially all material assets relating to the stem cell business were completed on November 29, 2016.

The Company and its subsidiaries are collectively referred to as the “Company”. “StemCells” or “StemCells, Inc.” refers to the Company prior to the Merger.

B.	Risk Factors

To date, the Company has not generated revenues from its operations. As of June 30, 2018, the Company had cash and cash equivalent balance of approximately $8,020, which management believes is sufficient to fund its operations for more than 12 months from the date of issuance of these financial statements and sufficient to fund its operations necessary to continue development activities of its current proposed products. Due to continuing research and development activities, the Company expects to continue to incur net losses into the foreseeable future. The Company plans to continue to fund its current operations as well as other development activities relating to additional product candidates, through future issuances of either debt and/or equity securities and possibly additional grants from the Israeli Innovation Authority and others. The Company’s ability to raise additional capital in the equity and debt markets is dependent on a number of factors, including, but not limited to, the market demand for the Company’s stock, which itself is subject to a number of development and business risks and uncertainties, as well as the uncertainty that the Company would be able to raise such additional capital at a price or on terms that are favorable to the Company.

C.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions pertaining to transactions and matters whose ultimate effect on the financial statements cannot precisely be determined at the time of financial statements preparation. Although these estimates are based on management’s best judgment, actual results may differ from these estimates.

D.	Reverse Stock Split

On September 4, 2018, the Company filed a Certificate of Amendment to its Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to affect a one-for-15 reverse stock split of the Company’s common stock (the “Reverse Split”). As a result of the Reverse Split, every 15 shares of the Company’s old common stock will be converted into one share of the Company’s new common stock. Fractional shares resulting from the Reverse Split will be rounded up to the nearest whole number. The Reverse Split automatically and proportionately adjusted, based on the one-for-fifteen split ratio, all issued and outstanding shares of the Company’s common stock, as well as common stock underlying convertible preferred stock, stock options, warrants and other derivative securities outstanding at the time of the effectiveness of the Reverse Split. The exercise price on outstanding equity based-grants was proportionately increased, while the number of shares available under the Company’s equity-based plans was also proportionately reduced. Share and per share data (except par value) for the periods presented reflect the effects of this Reverse Split. References to numbers of shares of common stock and per share data in the accompanying financial statements and notes thereto have been adjusted to reflect the Reverse Split on a retroactive basis.

NOTE 1 - GENERAL

A.	Description of business:

Microbot Medical Inc. (the “Company”) is a pre-clinical medical device company specializing in the research, design and development of next generation micro-robotics assisted medical technologies targeting the minimally invasive surgery space. The Company is primarily focused on leveraging its micro-robotic technologies with the goal of improving surgical outcomes for patients.

It was incorporated on August 2, 1988 in the State of Delaware under the name Cellular Transplants, Inc. The original Certificate of Incorporation was restated on February 14, 1992 to change the name of the Company to Cyto Therapeutics, Inc. On May 24, 2000, the Certificate of Incorporation as restated was further amended to change the name of the Company to StemCells, Inc.

On November 28, 2016, the Company consummated a transaction pursuant to an Agreement and Plan of Merger, dated August 15, 2016, with Microbot Medical Ltd., a private medical device company organized under the laws of the State of Israel (“Microbot Israel”), and C&RD Israel Ltd. (“Merger Sub”), an Israeli corporation and wholly-owned subsidiary of the Company, whereby Merger Sub merged with and into Microbot Israel and Microbot Israel surviving as a wholly-owned subsidiary of the Company (the “Merger”). Pursuant to the terms of the Merger, at the effective time of the Merger, each outstanding ordinary share of Microbot Israel capital stock was converted into the right to receive approximately 0.2 shares (2.9 shares before the Reverse Split described below) of the Company’s common stock, par value $0.01 per share, after giving effect to a one for nine reverse stock splits of the date of the merger, for an aggregate of 1,788,884 shares (26,550,974 shares before the Reverse Split) of Company’s common Stock issued to the former Microbot Israel shareholders. In addition, all outstanding options to purchase the ordinary shares of Microbot Israel were assumed by the Company and converted into options to purchase an aggregate of 176,181 shares (2,614,916 shares before the Reverse Split) of the Company’s common stock. Additionally, the Company issued an aggregate of 525,706 restricted shares (7,802,639 restricted shares before the Reverse Split) of its common stock or rights to receive the Company’s common stock, to certain advisers. On the same day and in connection with the Merger, the Company changed its name from StemCells, Inc. to Microbot Medical Inc. On November 29, 2016, the Company’s common stock began trading on the Nasdaq Capital Market under the symbol “MBOT”.

As a result of the Merger, Microbot Israel became a wholly owned subsidiary of the Company. The transaction between the Company and Microbot Israel was accounted for as a reverse recapitalization. As the shareholders of Microbot Israel received the largest ownership interest in the Company, Microbot Israel was determined to be the “accounting acquirer” in the reverse recapitalization. As a result, the historical financial statements of the Company were replaced with the historical financial statements of Microbot Israel. Unless indicated otherwise, pre-acquisition share, options and warrants data included in these financial statements is retroactively adjusted to reflect the Reverse Stock Split and the Merger.

Prior to the Merger, the Company was a biopharmaceutical company that conducts research, development, and commercialization of stem cell therapeutics and related technologies. Substantially the sale of all material assets relating to the stem cell business were completed on November 29, 2016.

The Company and its subsidiaries are collectively referred to as the “Company”. “StemCells” or “StemCells, Inc.” refers to the Company prior to the Merger.

B.	Risk Factors:

To date, the Company has not generated revenues from its operations. As of the date of issuance of these financial statements, the Company has cash and cash equivalent balance of $9.5 million, which management believes is sufficient to fund its operations for more than 12 months from the date of issuance of these financial statements and sufficient to fund its operations necessary to continue development activities of its current proposed products. Due to continuing research and development activities, the Company expects to continue to incur net losses into the foreseeable future. The Company plans to continue to fund its current operations as well as other development activities relating to additional product candidates, through future issuances of either debt and/or equity securities and possibly additional grants from the Israeli Innovation Authority. The Company’s ability to raise additional capital in the equity and debt markets is dependent on a number of factors, including, but not limited to, the market demand for the Company’s stock, which itself is subject to a number of development and business risks and uncertainties, as well as the uncertainty that the Company would be able to raise such additional capital at a price or on terms that are favorable to the Company.

C.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions pertaining to transactions and matters whose ultimate effect on the financial statements cannot precisely be determined at the time of financial statements preparation. Although these estimates are based on management’s best judgment, actual results may differ from these estimates.

D.	Reverse Stock Split

On September 4, 2018, the Company filed a Certificate of Amendment to its Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to affect a one-for-15 reverse stock split of the Company’s common stock (the “Reverse Split”). As a result of the Reverse Split, every 15 shares of the Company’s old common stock will be converted into one share of the Company’s new common stock. Fractional shares resulting from the Reverse Split will be rounded up to the nearest whole number. The Reverse Split automatically and proportionately adjusted, based on the one-for-fifteen split ratio, all issued and outstanding shares of the Company’s common stock, as well as common stock underlying convertible preferred stock, stock options, warrants and other derivative securities outstanding at the time of the effectiveness of the reverse stock split. The exercise price on outstanding equity based-grants was proportionately increased, while the number of shares available under the Company’s equity-based plans was also proportionately reduced. Share and per share data (except par value) for the periods presented reflect the effects of this Reverse Split. References to numbers of shares of common stock and per share data in the accompanying financial statements and notes thereto have been adjusted to reflect the Reverse Split on a retroactive basis.